INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 115,881		$ 40,037
Accumulated amortization	(16,985)		(12,888)
Impairment*:	(26,965)		(26,909)
Intangible assets, net	71,931		240
Impairment of intangible assets	(56)	$ (26,909)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,988		5,052
Accumulated amortization	(3,317)		(4,287)
Impairment*:	(581)		(525)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	22,252		22,252
Accumulated amortization	(5,470)		(5,470)
Impairment*:	(16,782)		(16,782)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	150		0
Accumulated amortization	(10)		0
Brand name.
Finite-Lived Intangible Assets [Line Items]
Cost	71,292		12,733
Accumulated amortization	(7,279)		(3,131)
Impairment*:	(9,602)		(9,602)
Strategic contract
Finite-Lived Intangible Assets [Line Items]
Cost	18,199		0
Accumulated amortization	$ (909)		$ 0